PREPAID LICENSING AND ROYALTY FEES	12 Months Ended
Dec. 31, 2012
PREPAID LICENSING AND ROYALTY FEES

NOTE 9. PREPAID LICENSING AND ROYALTY FEES

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$5,557	$4,214	$7,103
Net operating additions	3,855	3,379	2,395
Acquisition - IAHGames and OneNet	1,011	129	—
Deconsolidation (Note 5) - T2CN and IAHGames	(5,339)	—	(152)
Impairment charges (Note 10)	(870)	(247)	(702)
Impairment charges (Note 10) recorded in loss from discontinued operations	—	(372)	—

Balance at end of year	$4,214	$7,103	$8,644